TAXES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reduced tax rate	15.00%	15.00%
Enterprise income tax rate	25.00%
Income tax rate	15.00%
Reduced income tax due to tax rate reduction	$ 446,189	$ 214,137
Net income per share basic and diluted	$ 0.03	$ 0.04
Hong Kong [Member]
Income tax rate	16.50%	16.50%